Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)		Mar. 31, 2025 $ / shares	Mar. 31, 2025 CNY (¥) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CNY (¥) shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance | ¥			¥ 738,023		¥ 641,101
Other receivable, allowance | ¥					2,630
Contract assets-current, allowance | ¥			¥ 2,604,481		¥ 2,292,498
Ordinary shares, par value | $ / shares	[1]	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	[1]		500,000,000		500,000,000
Ordinary shares, shares issued | shares	[1]		20,011,132		20,011,132
Ordinary shares, shares outstanding | shares	[1]		20,011,132		20,011,132

[1]	Giving retroactive effect to Reorganization transactions.